Shareholder Report, Average Annual Return (Details)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		60 Months Ended	116 Months Ended	120 Months Ended
	Feb. 11, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000151790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	I
Average Annual Return, Percent					29.64%		6.78%	3.92%
C000151791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	N
Average Annual Return, Percent					29.36%		6.49%	3.64%
C000151792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Average Annual Return, Percent					29.78%		6.88%	4.01%
C000070950
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Net Total Return USD Index	I
Average Annual Return, Percent					31.91%		12.61%		9.27%
C000070949
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Net Total Return USD Index	N
Average Annual Return, Percent					31.57%		12.31%		8.98%
C000135923
Average Annual Return [Line Items]
Line Graph and Table Measure Name				R6
Average Annual Return, Percent					32.01%		12.69%		9.39%
C000115556
Average Annual Return [Line Items]
Line Graph and Table Measure Name						I
Average Annual Return, Percent					21.23%		5.81%		4.83%
C000115555
Average Annual Return [Line Items]
Line Graph and Table Measure Name						N
Average Annual Return, Percent					20.93%		5.55%		4.57%
C000145935
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6
Average Annual Return, Percent					21.29%		5.90%		4.93%
C000076806
Average Annual Return [Line Items]
Line Graph and Table Measure Name						I
Average Annual Return, Percent					29.82%		8.67%		5.50%
C000120477
Average Annual Return [Line Items]
Line Graph and Table Measure Name						N
Average Annual Return, Percent					29.55%		8.42%		5.25%
C000144286
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent					29.98%		8.78%		5.62%
C000124385
Average Annual Return [Line Items]
Line Graph and Table Measure Name						I
Average Annual Return, Percent					23.85%		8.58%		5.14%
C000124386
Average Annual Return [Line Items]
Line Graph and Table Measure Name						N
Average Annual Return, Percent					23.59%		8.31%		4.87%
C000144292
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent					23.92%		8.68%		5.24%
C000115554
Average Annual Return [Line Items]
Line Graph and Table Measure Name						I
Average Annual Return, Percent					25.38%		10.12%		12.01%
C000115553
Average Annual Return [Line Items]
Line Graph and Table Measure Name						N
Average Annual Return, Percent					25.02%		9.82%		11.71%
C000145934
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6
Average Annual Return, Percent					25.42%		10.20%		12.10%
C000076804
Average Annual Return [Line Items]
Line Graph and Table Measure Name						I
Average Annual Return, Percent					39.57%		15.21%		12.69%
C000120475
Average Annual Return [Line Items]
Line Graph and Table Measure Name						N
Average Annual Return, Percent					39.22%		14.92%		12.41%
C000144284
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent					39.74%		15.33%		12.81%
C000124381
Average Annual Return [Line Items]
Line Graph and Table Measure Name						I
Average Annual Return, Percent					33.33%		15.10%		11.20%
C000124382
Average Annual Return [Line Items]
Line Graph and Table Measure Name						N
Average Annual Return, Percent					32.97%		14.80%		10.91%
C000144290
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6
Average Annual Return, Percent					33.44%		15.21%		11.30%
C000076805
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index	I
Average Annual Return, Percent					35.90%		12.25%		9.85%
C000120476
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index	N
Average Annual Return, Percent					35.53%		11.97%		9.58%
C000144285
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					36.05%		12.36%		9.95%
C000124383
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index	I
Average Annual Return, Percent					27.35%		12.88%		9.14%
C000124384
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index	N
Average Annual Return, Percent					27.05%		12.59%		8.86%
C000144291
Average Annual Return [Line Items]
Line Graph and Table Measure Name			R6		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent					27.60%		13.00%		9.24%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent					32.43%		13.04%		10.07%
MSCI World Net Total Return USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent					32.43%		13.04%		10.07%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					35.19%		15.26%		12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					35.19%		15.26%		12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					35.19%		15.26%		12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					35.19%		15.26%		12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					35.19%		15.26%		12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent					35.19%		15.26%		12.83%